Annual Total Returns (Vanguard Intermediate-Term Government Bond Index Fund - ETF Shares ETF) (Vanguard Intermediate-Term Government Bond Index F, Vanguard Intermediate-Term Government Bond Index Fund - ETF Shares)
12 Months Ended
Aug. 31, 2013
Vanguard Intermediate-Term Government Bond Index F | Vanguard Intermediate-Term Government Bond Index Fund - ETF Shares
Annual Total Return
2012	2.63%
2011	9.72%
2010	6.94%